DEFERRED INCOME TAXES - Components of Unrecognized Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (191)	€ (224)
Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(85)	(81)
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(65)	(91)
Pensions
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(7)	(16)
Other
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(34)	(36)
Deductible temporary differences
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(106)	(143)
Between 1- 5 years | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(3)	(3)
Expiring after 5 years and limited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(55)	(55)
Unlimited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (27)	€ (23)